Organization and Description of Business (Tables)	12 Months Ended
Mar. 31, 2024
Organization and Description of Business [Abstract]
Schedule of Consolidated Financial Statements	The consolidated financial statements of the Group include the following entities:
	Date of	Place of	% of	Principal
Name of Entity	Incorporation	Incorporation	Ownership	Activities
17 Uno Limited (“17 Uno”)	August 17, 2022	British Virgin Islands	100%	Investment holding
I Win Holdings Limited (“IWHL”)	March 25, 2020	Hong Kong	100%	Investment holding
I Win Securities Limited (“IWSL”)	November 10, 2016	Hong Kong	100%	Carrying out regulated activities including Type 1 activity “Dealing in Securities” under HKSFO
I Win Asset Management Limited (“IWAML”)	March 25, 2020	Hong Kong	100%	Carrying out regulated activities including Type 4 activity “Advising on Securities” and Type 9 activity “Asset Management” under HKSFO
China Union Financial Holding Limited (“CUFH”)	June 17, 2016	British Virgin Islands	100%	Investment holding